Borrowings (Details 2) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Other Long-term Debt		¥ 5,391,510	$ 776,539	¥ 5,312,523
Medium-term notes (note (11))		0	0	300,000
Less: current portion	[1]	(810,889)	(116,791)	(849,625)
Total long-term debt and medium-term notes		763,393	109,952	821,276
Secured Loan [Member] [Member]
Other Long-term Debt		3,000,548	432,169	2,888,287
Bank Borrowings Guaranteed By Related Parties [Member]
Other Long-term Debt		33,000	4,753	45,000
Bank Borrowings Guaranteed By Property Plant And Equipment [Member]
Other Long-term Debt		0	0	0
Bank Borrowings Secured By Multiple Assets [Member]
Other Long-term Debt		¥ 300,962	$ 43,347	¥ 322,236

[1]	Short-term borrowings and current portion of long-term debts consist of the following: